Statutory Requirements (Tables)	12 Months Ended
Dec. 31, 2020
Statutory Requirements [Abstract]
Schedule of statutory requirements
The following is a summary of estimated actual and required statutory capital and surplus, based on the EBS framework, of Third Point Re BDA and Third Point Re USA as of December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
Actual statutory capital and surplus
Third Point Re BDA	$1,211,102	$1,298,596
Third Point Re USA	296,938	276,185
Required statutory capital and surplus
Third Point Re BDA	610,173	555,714
Third Point Re USA	$115,086	$112,601
The following is a summary of the statutory net income for Third Point Re BDA and Third Point Re USA for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018
Third Point Re BDA	$139,646	$214,227	$(272,339)
Third Point Re USA	$36,659	$9,016	$(29,491)